Note 14 - Loss Per Share - Shares Used in Basic and Diluted Loss Per Common Share Computations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net (loss) from continuing operations	$ (10,224,655)	$ (11,048,280)
Loss from discontinued operations	(2,439,733)	(2,935,687)
Net loss attributable to common stockholders	$ (12,664,388)	$ (13,983,967)
Weighted average shares used in computation – basic and diluted (in shares)	5,453,632	4,014,848
Dilutive effect of stock options, warrants and preferred stock (1) (in shares)	0	0
Weighted average common shares outstanding - diluted (in shares)	5,453,632	4,014,848
Loss from continuing operations (in dollars per share)	$ (1.87)	$ (2.75)
Net (loss) from discontinued operations attributable to common stockholders per common share – basic and diluted (in dollars per share)	(0.45)	(0.73)
(Loss) per common share - basic and diluted (in dollars per share)	$ (2.32)	$ (3.48)